Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognized that were Included in Contract Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Recognized that were Included in Contract Liabilities [Abstract]
Revenue recognised	$ (339,199)	$ (389,238)
Increase in contract liabilities	257,826	1,036,139
Write off	(1,275,161)
Exchange difference	(27,566)	(155,334)
Balance ending	$ 682,534	$ 2,066,634